Revenue from Contracts with Customers (Tables) - Wilco Holdco Inc	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Disaggregates Net Operating Revenue

The following table disaggregates net operating revenue by major service line for the periods indicated below (in thousands):

	Three Months Ended
	March 31, 2021	March 31, 2020
Net patient revenue	$132,271	$164,939
ATI Worksite Solutions (1)	8,493	7,553
Management Service Agreements (1)	3,497	4,603
Other revenue (1)	4,801	5,643

	$149,062	$182,738

(1)

ATI Worksite Solutions, Management Service Agreements and Other revenue are included within other revenue on the face of the consolidated condensed statements of operations and comprehensive income (loss).

The following table disaggregates net operating revenue by major service line for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	2020	2019	2018
Net patient revenue	$529,585	$717,596	$680,238
ATI Worksite Solutions(1)	30,864	27,662	24,211
Management Service Agreements(1)	15,837	17,363	16,933
Other revenue(1)	15,967	22,837	17,272

	$592,253	$785,458	$738,654

(1)	ATI Worksite Solutions, Management Service Agreements and Other revenue are included within other revenue on the face of the consolidated statements of operations and comprehensive income (loss).

Summary of Percentage of Total Net Patient Revenue

The following table disaggregates net patient revenue for each associated payor class as a percentage of total net patient revenue for the periods indicated below:

	Three Months Ended
	March 31, 2021	March 31, 2020
Commercial	55.4%	52.1%
Government	22.6%	23.3%
Workers’ compensation	16.0%	17.0%
Other (1)	6.0%	7.6%

	100.0%	100.0%

(1)	Other is primarily comprised of net patient revenue related to auto personal injury.

The following table disaggregates net patient revenue for each associated payor class as a percentage of total net patient revenue for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Commercial	53.1%	51.5%	50.0%
Government	22.2%	23.6%	23.2%
Workers’ compensation	17.6%	17.2%	18.9%
Other(1)	7.1%	7.7%	7.9%

	100.0%	100.0%	100.0%

(1)	Other is primarily comprised of net patient revenue related to auto personal injury.